AOMT II, LLC ABS-15G

Exhibit 99.28

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2026060342	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	XXX is Missing	Resolved-Received supporting XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Counter-Received XXX from XXX and Invoice from XXX. Missing complete XXX for XXX reflecting insured, coverage, Mortgagee, etc. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing XXX Subject to recalculation of DTI. Additional conditions may apply. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received supporting XXX. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2026060342	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	B	A	Credit	Data	Final 1008 Total Debt income Ratio Variance	Resolved-Received updated 1008 reflecting corrected DTI. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Subject Transaction is a XXX. Lender did not include Primary Housing Payment in Ratio calculations. Updated 1008 is required reflecting Primary Housing Payment in the amount of $XXX/month per submitted Mortgage Statement. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received updated 1008 reflecting corrected DTI. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2026060342	XXX	D	A	D	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Service Provider List	Resolved-Received Additional Details for Services You Can Shop For Issued XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Written List of Service Providers with proof issued within XXX business days of application. Unable to complete regulatory compliance check and XXX monitoring. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Additional Details for Services You Can Shop For Issued XXX. - Due Diligence Vendor-XXX	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A